SELLING AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	$ 9,632	$ 21,833	$ 35,442	$ 55,623	$ 49,285
Payroll and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses			19,235	24,227	20,756
Share-based payments
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses			553	2,570	1,464
Professional services and supply chain
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses			6,596	17,441	18,957
Samples
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses			836	1,008	438
Travel, fleet, meals and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses			5,136	7,305	5,729
Office-related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses			1,510	1,285	957
Other
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses			$ 1,576	$ 1,787	$ 984